WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	AUSTRALIA — 1.3%
1,900	Atlassian Corp. - Class A*	$403,199
	AUSTRIA — 1.5%
4,520	BAWAG Group A.G.	466,308
	BELGIUM — 2.2%
3,870	UCB S.A.	681,380
	BERMUDA — 2.5%
19,641	Viking Holdings Ltd.*	780,730
	BRAZIL — 3.2%
48,300	Embraer S.A.*	556,510
43,360	NU Holdings Ltd. - Class A*	444,007
		1,000,517
	CANADA — 7.3%
9,940	AtkinsRealis Group, Inc.	472,238
3,960	Celestica, Inc.*	312,087
150	Constellation Software, Inc.	475,023
9,790	Definity Financial Corp.	434,975
33,600	PrairieSky Royalty, Ltd.	605,879
		2,300,202
	CHINA — 7.4%
31,700	Alibaba Group Holding Ltd.	524,504
98,890	DiDi Global, Inc. - ADR*	478,628
9,340	Luckin Coffee, Inc. - ADR*	323,071
7,900	Tencent Holdings Ltd.	504,775
7,620	Trip.com Group Ltd. - ADR	484,479
		2,315,457
	DENMARK — 1.4%
2,320	DSV A/S	448,641
	FINLAND — 2.0%
23,500	Amer Sports, Inc.*	628,155
	FRANCE — 2.1%
2,570	Safran S.A.	676,648
	GERMANY — 11.8%
6,160	CTS Eventim A.G. & Co. KGaA	617,994

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
4,360	Heidelberg Materials A.G.	$751,577
2,650	SAP S.E.	710,076
6,810	Scout24 S.E.	713,170
15,380	Siemens Energy A.G.*	911,771
		3,704,588
	INDIA — 4.0%
5,750	BSE, Ltd.	366,101
21,750	ICICI Bank Ltd.	341,867
16,340	PB Fintech, Ltd.*	301,750
101,920	Zomato Ltd.*	239,419
		1,249,137
	INDONESIA — 1.4%
845,400	Bank Central Asia Tbk P.T.	433,931
	IRELAND — 1.5%
2,180	Flutter Entertainment PLC*	483,305
	ISRAEL — 4.5%
3,430	Monday.com Ltd.*	834,039
3,640	Wix.com Ltd.*	594,703
		1,428,742
	ITALY — 1.9%
10,840	Prysmian S.p.A.	596,718
	JAPAN — 6.3%
19,600	Asics Corp.	415,668
2,093	Disco Corp.	427,436
8,400	Fujikura, Ltd.	311,093
47,700	Mitsubishi Heavy Industries Ltd.	819,181
		1,973,378
	NETHERLANDS — 3.1%
259	Adyen N.V.*	397,000
9,800	Nebius Group N.V.*	206,878
2,770	Redcare Pharmacy N.V.*	358,643
		962,521
	PERU — 1.4%
2,340	Credicorp Ltd.	435,615

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	POLAND — 1.1%
23,057	InPost S.A.*	$338,395
	SINGAPORE — 4.6%
109,850	Grab Holdings Ltd. - Class A*	497,620
7,279	Sea Ltd. - ADR*	949,837
		1,447,457
	SOUTH KOREA — 2.4%
18,380	Coupang, Inc.*	403,073
810	Hanwha Aerospace Co., Ltd.	348,045
		751,118
	SPAIN — 1.2%
22,820	Puig Brands S.A. - Class B*	390,141
	SWEDEN — 4.6%
13,350	Saab A.B. - Class B	524,914
1,650	Spotify Technology S.A.*	907,550
		1,432,464
	TAIWAN — 2.4%
27,000	Taiwan Semiconductor Manufacturing Co., Ltd.	760,401
	UNITED KINGDOM — 9.8%
20,930	3i Group PLC	984,197
66,620	Babcock International Group PLC	626,973
103,160	Rolls-Royce Holdings PLC*	1,002,708
39,380	Wise PLC - Class A*	483,411
		3,097,289

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 4.1%
8,193	Philip Morris International, Inc.	$1,300,475
	TOTAL COMMON STOCKS
	(Cost $27,284,757)	30,486,912
	WARRANTS — 0.0%
	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 4.3%
1,346,427	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.13%[2]	1,346,427
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,346,427)	1,346,427
	TOTAL INVESTMENTS — 101.3%
	(Cost $28,631,184)	31,833,339
	Liabilities in Excess of Other Assets — (1.3)%	(399,930)
	TOTAL NET ASSETS — 100.0%	$31,433,409

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.